Financial Risks - Summary of General Account Equity Real Estate and Other Non-fixed-income Portfolio (Detail) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2019
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	€ 8,903	€ 8,005
Americas [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	4,097	3,215
The Netherlands [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	4,076	3,799
United Kingdom [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	628	834
International [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	91	97
Equity Funds 1 [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	280	270
Equity Funds 1 [member] | Americas [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	175	154
Equity Funds 1 [member] | The Netherlands [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	34	40
Equity Funds 1 [member] | International [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	63	68
Common shares [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	226	218
Common shares [member] | Americas [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	190	161
Common shares [member] | United Kingdom [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	29	34
Common shares [member] | International [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	5	6
Preferred Shares [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	128	155
Preferred Shares [member] | Americas [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	128	127
Investments in real estate [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	2,643	2,385
Investments in real estate [member] | Americas [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	39	37
Investments in real estate [member] | The Netherlands [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	2,588	2,331
Investments in real estate [member] | International [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	16	16
Hedge funds [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	35	75
Hedge funds [member] | Americas [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	35	74
Other Alternative Investments [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	2,366	1,945
Other Alternative Investments [member] | Americas [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	1,934	1,557
Other Alternative Investments [member] | The Netherlands [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	432	381
Other financial asset [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	3,225	2,957
Other financial asset [member] | Americas [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	1,595	1,104
Other financial asset [member] | The Netherlands [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	1,023	1,046
Other financial asset [member] | United Kingdom [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	598	800
Other financial asset [member] | International [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	7	6
Asset management [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	10	10
Asset management [member] | Equity Funds 1 [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	9	8
Asset management [member] | Other financial asset [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	2	1
Holding and other activities [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	1	51
Holding and other activities [member] | Common shares [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets	€ 1	16
Holding and other activities [member] | Preferred Shares [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets		27
Holding and other activities [member] | Other Alternative Investments [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure to credit risk of financial assets		€ 7